Condensed Consolidated Statements of Operations - AutoLotto, Inc. [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 32,248,036	$ 1,602,916	$ 47,035,327	$ 4,197,314	$ 7,459,514	$ 1,887,386
Cost of revenue	11,920,721	722,363	15,925,072	1,770,885	2,952,415	846,209
Gross profit	20,327,315	880,554	31,110,255	2,426,429	4,507,099	1,041,177
Operating expenses:
Personnel costs	1,614,063	974,139	4,138,240	2,975,464	4,477,955	3,613,151
Professional fees	976,679	182,502	5,174,378	638,878	1,121,218	1,141,057
General and administration	1,085,431	163,691	4,355,760	593,380	1,084,784	4,974,806
Depreciation and amortization	1,530,026	355,671	2,904,000	1,065,490	1,533,994	1,499,274
Total operating expenses	5,206,199	1,676,004	16,572,378	5,273,211	8,217,951	11,228,288
Income (loss) from operations	15,121,116	(795,450)	14,537,877	(2,846,782)	(3,710,852)	(10,187,111)
Other expenses
Interest expense	3,789,316	296,517	9,318,638	881,553	1,221,928	619,617
Other expense	178,952	68,218	1,656,540	416,858	879,083	29,058
Total other expenses, net	3,968,268	364,735	10,975,178	1,298,411	2,101,011	648,675
Net loss before income tax					(5,811,863)	(10,835,786)
Provision for income taxes					800	800
Net income (loss)	$ 11,152,848	$ (1,160,185)	$ 3,562,699	$ (4,145,193)	$ (5,812,663)	$ (10,836,586)
Basic and diluted loss per common share (in Dollars per share)					$ (1.13)	$ (2.1)
Weighted average common shares outstanding (in Shares)					5,158,607	5,158,607
Net income (loss) per common share
Basic (in Dollars per share)	$ 1.89	$ (0.22)	$ 0.64	$ (0.8)
Diluted (in Dollars per share)	$ 0.24	$ (0.22)	$ 0.08	$ (0.8)
Weighted average common shares outstanding
Basic (in Shares)	5,900,980	5,158,607	5,534,794	5,158,607
Diluted (in Shares)	45,956,427	5,158,607	45,590,241	5,158,607